Employee benefit plans - Components of net periodic benefit cost (Details) - Defined Benefit Pension Plans - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Service cost	€ 7,444,000	€ 6,794,000
Net interest cost	3,454,000	3,208,000
Net periodic benefit costs	€ 10,898,000	€ 10,002,000